Concentration of Risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 HKD ($)
Concentration of Risk [Line Items]
Credit risk financial instruments	¥ 173,929	$ 23,933		¥ 199,822
Deposit insurance | ¥	¥ 500,000
Bank deposits | $					$ 500,000
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendors [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	14.30%	14.30%	11.80%	11.10%